Quarterly Report
July 31, 2022
MFS®  Lifetime®  2050 Fund
ML5-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.9%
MFS Inflation-Adjusted Bond Fund - Class R6	851,627	$8,916,530
MFS Total Return Bond Fund - Class R6	888,292	8,856,273
		$17,772,803
International Stock Funds – 27.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	286,744	$3,518,345
MFS Blended Research International Equity Fund - Class R6	3,533,197	39,395,149
MFS Emerging Markets Equity Fund - Class R6	116,015	3,508,311
MFS International Growth Fund - Class R6	339,349	12,586,448
MFS International Intrinsic Value Fund - Class R6	300,189	12,803,048
MFS International New Discovery Fund - Class R6	459,344	14,405,024
MFS Research International Fund - Class R6	708,154	14,389,702
		$100,606,027
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	3,395,549	$18,064,318
MFS Global Real Estate Fund - Class R6	962,566	18,202,131
		$36,266,449
U.S. Stock Funds – 57.3%
MFS Blended Research Core Equity Fund - Class R6	609,335	$18,152,097
MFS Blended Research Growth Equity Fund - Class R6	1,244,555	20,373,366
MFS Blended Research Mid Cap Equity Fund - Class R6	2,992,776	36,422,087
MFS Blended Research Small Cap Equity Fund - Class R6	634,047	9,149,303
MFS Blended Research Value Equity Fund - Class R6	1,361,807	19,773,435
MFS Growth Fund - Class R6	132,988	20,368,408
MFS Mid Cap Growth Fund - Class R6	717,869	18,643,041
MFS Mid Cap Value Fund - Class R6	605,783	18,143,193
MFS New Discovery Fund - Class R6	167,939	4,581,383
MFS New Discovery Value Fund - Class R6	248,470	4,542,034
MFS Research Fund - Class R6	345,330	18,219,604
MFS Value Fund - Class R6	398,990	19,841,765
		$208,209,716
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.72% (v)	271,199	$271,199
Total Investment Companies		$363,126,194

Other Assets, Less Liabilities – 0.0%		88,501
Net Assets – 100.0%		$363,214,695
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $363,126,194.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$363,126,194	$—	$—	$363,126,194
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,671,828	$1,444,471	$108,894	$(26,779)	$171,471	$18,152,097
MFS Blended Research Emerging Markets Equity Fund	3,411,427	389,465	89,193	(20,547)	(172,807)	3,518,345
MFS Blended Research Growth Equity Fund	18,072,086	2,175,040	192,218	(59,150)	377,608	20,373,366
MFS Blended Research International Equity Fund	37,240,734	3,713,119	152,554	(22,860)	(1,383,290)	39,395,149
MFS Blended Research Mid Cap Equity Fund	33,516,363	2,851,397	61,578	(5,982)	121,887	36,422,087
MFS Blended Research Small Cap Equity Fund	8,253,490	861,231	38,036	(5,952)	78,570	9,149,303
MFS Blended Research Value Equity Fund	18,567,362	1,305,803	138,747	(6,681)	45,698	19,773,435
MFS Commodity Strategy Fund	19,384,284	1,729,049	2,215,502	176,452	(1,009,965)	18,064,318
MFS Emerging Markets Equity Fund	3,412,530	352,087	104,343	(32,806)	(119,157)	3,508,311
MFS Global Real Estate Fund	17,041,408	2,178,880	74,277	(11,956)	(931,924)	18,202,131
MFS Growth Fund	18,058,648	2,164,453	235,392	(84,309)	465,008	20,368,408
MFS Inflation-Adjusted Bond Fund	8,676,178	860,156	491,651	(49,994)	(78,159)	8,916,530
MFS Institutional Money Market Portfolio	342,745	20,505,736	20,577,312	4	26	271,199
MFS International Growth Fund	11,867,190	1,011,208	100,226	(29,983)	(161,741)	12,586,448
MFS International Intrinsic Value Fund	11,807,261	1,162,287	24,356	(8,331)	(133,813)	12,803,048
MFS International New Discovery Fund	13,545,971	1,124,849	23,755	(8,971)	(233,070)	14,405,024
MFS Mid Cap Growth Fund	16,459,315	1,927,963	229,927	(84,665)	570,355	18,643,041
MFS Mid Cap Value Fund	16,786,442	1,355,197	63,462	(4,350)	69,366	18,143,193
MFS New Discovery Fund	4,118,791	478,146	31,253	(24,964)	40,663	4,581,383
MFS New Discovery Value Fund	4,174,567	494,318	20,374	(2,118)	(104,359)	4,542,034
MFS Research Fund	16,621,965	1,418,264	149,288	(30,342)	359,005	18,219,604
MFS Research International Fund	13,492,158	1,097,558	17,018	(3,719)	(179,277)	14,389,702
MFS Total Return Bond Fund	8,580,801	782,218	476,360	(86,747)	56,361	8,856,273
MFS Value Fund	18,463,133	1,412,122	184,735	(19,468)	170,713	19,841,765
	$338,566,677	$52,795,017	$25,800,451	$(454,218)	$(1,980,831)	$363,126,194
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	132,883	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,106	$—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	64,224	98,923
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	59,756	—
MFS Value Fund	98,029	—
	$355,998	$98,923
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
4